Financial Risk Management - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) R$ in Thousands	Jun. 30, 2020 BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	R$ 20,666,099
Lease	4,107,175
Payables to related parties, trade payables and reverse factoring operations	5,709,969
Total expected cash flow [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	21,884,336
Lease	5,170,360
Payables to related parties, trade payables and reverse factoring operations	5,709,969
Interest to be accrued [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures, interest to be accrued	(1,218,237)
Lease, interest to be accrued	(1,063,185)
Payables to related parties, trade payables and reverse factoring operations
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	2,554,860
Lease	1,272,171
Payables to related parties, trade payables and reverse factoring operations	5,709,969
One to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	19,329,476
Lease	2,883,814
Payables to related parties, trade payables and reverse factoring operations
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures
Lease	1,014,375
Payables to related parties, trade payables and reverse factoring operations